Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,006,000
Previously Paid Amount	0
Total Fee Amount	1,838.12
Total Offset Amount	0
Net Fee	$ 1,838.12